Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment charges				$ 400
Carrying value of investment			$ 100	$ 100
contract assets			200
Other current assets			100
Other assets			$ 100
Percenatge of commissions earned			80.00%
Percentage of commission and fee revenues		15.00%	5.00%
Percentage of coinsurance agreement			100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of royalty	5.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of royalty	1.25%